LEASES (Schedule of Lease Liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance at beginning year	$ 2,669	$ 2,440
Lease payments	(957)	(895)
Lease deposits	(10)	(2)
Interest expense	165	315
Exchange rate differences	(237)	(31)
Additions to lease liability for new leases in the period	102	824
Reduction of lease liability for leases terminated in the period	(11)	(29)
Revaluation recognized in CPI	95	47
Balance at end of year	1,816	2,669
Leasehold [Member]
Statement Line Items [Line Items]
Balance at beginning year	2,286	2,375
Lease payments	(770)	(748)
Lease deposits	0	0
Interest expense	143	281
Exchange rate differences	(204)	(38)
Additions to lease liability for new leases in the period	0	412
Reduction of lease liability for leases terminated in the period	0	0
Revaluation recognized in CPI	81	4
Balance at end of year	1,536	2,286
Motor vehicles [Member]
Statement Line Items [Line Items]
Balance at beginning year	383	65
Lease payments	(187)	(147)
Lease deposits	(10)	(2)
Interest expense	22	34
Exchange rate differences	(33)	7
Additions to lease liability for new leases in the period	102	412
Reduction of lease liability for leases terminated in the period	(11)	(29)
Revaluation recognized in CPI	14	43
Balance at end of year	$ 280	$ 383